Average Annual Total Returns - Invesco Short Duration High Yield Municipal Fund	Class A InceptionDate	Class A 1Year	Class A 5Years	Class A SinceInception	Class A Return After Taxes on Distributions 1Year	Class A Return After Taxes on Distributions 5Years	Class A Return After Taxes on Distributions SinceInception	Class A Return After Taxes on Distributions and Sale of Fund Shares 1Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5Years	Class A Return After Taxes on Distributions and Sale of Fund Shares SinceInception	Class C InceptionDate	Class C 1Year	Class C 5Years	Class C SinceInception	Class Y InceptionDate	Class Y 1Year	Class Y 5Years	Class Y SinceInception	Class R5 InceptionDate	Class R5 1Year	Class R5 5Years	Class R5 SinceInception	Class R6 InceptionDate		Class R6 1Year		Class R6 5Years		Class R6 SinceInception		S&P Municipal Bond High Yield Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P Municipal Bond High Yield Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P Municipal Bond High Yield Index (reflects no deduction for fees, expenses or taxes) SinceInception	Custom Invesco Short Duration High Yield Municipal Index (reflects no deduction for fees, expenses or taxes) 1Year		Custom Invesco Short Duration High Yield Municipal Index (reflects no deduction for fees, expenses or taxes) 5Years		Custom Invesco Short Duration High Yield Municipal Index (reflects no deduction for fees, expenses or taxes) SinceInception		Lipper High Yield Municipal Debt Funds Index 1Year	Lipper High Yield Municipal Debt Funds Index 5Years	Lipper High Yield Municipal Debt Funds Index SinceInception
Total	Sep. 30, 2015	(3.09%)	3.27%	3.49%	(3.09%)	3.27%	3.48%	(0.54%)	3.28%	3.43%	Sep. 30, 2015	(2.20%)	3.02%	3.23%	Sep. 30, 2015	(0.33%)	4.06%	4.27%	Sep. 30, 2015	none	4.12%	4.33%	Apr. 04, 2017	[1]	(0.30%)	[1]	4.02%	[1]	4.21%	[1]	6.00%	6.42%	6.47%	4.57%	[2]	4.54%	[2]	4.53%	[2]	4.31%	4.94%	5.16%

[1]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[2]	The Custom Invesco Short Duration High Yield Municipal Index is composed of 60% S&P Municipal Bond High Yield Index and 40% S&P Municipal Bond Short Index.